SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Tables)
Schedule of estimated useful lives of the assets

Buildings	20 years
Machinery and equipment	3-11 years
Furniture and office equipment	3-10 years
Motor vehicles	4-8 years
Leasehold improvements	Shorter of estimated useful life (10 to 20 years) or remaining lease terms

Buildings	20 years
Machinery and equipment	3-11 years
Furniture and office equipment	3-10 years
Motor vehicles	4-8 years
Leasehold improvements	Shorter of estimated useful life (10 to 20 years) or remaining lease terms

Schedule of exchange rates used for foreign currency translation
	Year End	Average
12/31/2018	6.8632	6.6174
12/31/2017	6.5342	6.7518
12/31/2016	6.9370	6.6423

Schedule of computation of basic and diluted earnings per share

	Six months ended June 30,
	2019	2018
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to Jufeel International Group	$2,384,931	$1,031,727
Denominator:
Weighted-average shares outstanding basic and diluted: -Common stock issued and outstanding	28,030,010	28,030,010
Basic and diluted earnings per share	$0.09	$0.04

	Year ended December 31,
	2018	2017

Numerator:
Net income attributable to Jufeel International Group	$5,184,551	$11,881,475
Denominator:

Weighted-average shares outstanding basic and diluted: -Common stock issued and outstanding	28,030,010	28,030,010
Basic and diluted earnings per share	$0.18	$0.42